Intangible assets, net	12 Months Ended
Dec. 31, 2019
Intangible assets, net
Intangible assets, net

6    Intangible assets, net

The following table summarizes the Group’s intangible assets, net:

	As of December 31,
	2018	2019
	RMB	RMB
Trademark	2,366	2,366
Computer software	13,522	12,958
Copyright for teaching materials	4,373	6,992
Total	20,261	22,316
Less: Accumulated amortization	(8,471)	(12,398)
Intangible assets, net	11,790	9,918

For the years ended December 31, 2017, 2018 and 2019, amortization expenses amounted to RMB2,875,  RMB3,682 and RMB3,927 respectively.

As of December 31, 2019, amortization expense of intangible assets for future years is expected to be as follows:

Amortization
Expense
RMB
2020	3,209
2021	2,291
2022	1,142
2023	856
2024 and thereafter	2,420
9,918